15. INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Current	$ 2,083	$ 3,134	$ 4,565	$ 5,491
Deferred	(628)	(1,367)	(2,003)	(2,698)
Total	$ 1,455	$ 1,767	$ 2,562	$ 2,793